Consolidated Statements Of Changes In Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income Attributable To AT&T, Net Of Tax [Member]	Noncontrolling Interest [Member]	Total Comprehensive Income, Net Of Tax [Member]
Balance at beginning of year at Dec. 31, 2008	$ 96,364	$ 6,495	$ 91,728	$ 19,566	$ (21,410)	$ (418)	$ 403
Balance at beginning of year (in shares) at Dec. 31, 2008		6,495			(602)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Issuance of treasury stock			29		150
Issuance of treasury stock (in shares)					9
Share-based payments			(50)
Share of equity method investee capital transactions			0
Net income attributable to AT&T ($0.66, $3.35 and $2.05 per diluted share)	12,138			12,138				12,138
Dividends to stockholders ($1.73, $1.69 and $1.65 per share)				(9,733)
Other				(27)		(1)
Foreign currency translation adjustments, net of taxes of $66, $146, and $70						147
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $(21), $(12) and $84						176
Less reclassification adjustment realized in net income, net of taxes of $(29), $7 and $23						48
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $(140), $(182) and $329						610
Less reclassification adjustment realized in net income, net of taxes of $8, $7, and $8						15
Defined benefit postretirement plans (see Note 11):
Net prior service credit arising from period, net of taxes of $699, $298, and $1383						2,257
Amortization of net prior service credit, net of taxes of $(282), $(243), and $(96)						(156)
Other comprehensive income attributable to AT&T						3,096
Net income attributable to noncontrolling interest	309						309	309
Distributions							(286)
Acquisition of interests held by noncontrolling owners			0				0
Translation adjustments attributable to noncontrolling interest, net of taxes							(1)
Total Comprehensive Income, net of tax:
Net Income attributable to AT&T	12,138			12,138				12,138
Other comprehensive income attributable to AT&T per above								3,096
Comprehensive income attributable to AT&T								15,234
Net Income Loss Attributable To Noncontrolling Interest	309						309	309
Other comprehensive income (loss) attributable to noncontrolling interest per above								(1)
Comprehensive income attributable to noncontrolling interest								308
Total Comprehensive Income								15,542
Balance at end of year at Dec. 31, 2009	101,989	6,495	91,707	21,944	(21,260)	2,678	425
Balance at end of year (in shares) at Dec. 31, 2009		6,495			(593)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Issuance of treasury stock			159		177
Issuance of treasury stock (in shares)					9
Share-based payments			(130)
Share of equity method investee capital transactions			0
Net income attributable to AT&T ($0.66, $3.35 and $2.05 per diluted share)	19,864			19,864				19,864
Dividends to stockholders ($1.73, $1.69 and $1.65 per share)				(9,985)
Other				(31)		2
Foreign currency translation adjustments, net of taxes of $66, $146, and $70						271
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $(21), $(12) and $84						(22)
Less reclassification adjustment realized in net income, net of taxes of $(29), $7 and $23						14
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $(140), $(182) and $329						(334)
Less reclassification adjustment realized in net income, net of taxes of $8, $7, and $8						12
Defined benefit postretirement plans (see Note 11):
Net prior service credit arising from period, net of taxes of $699, $298, and $1383						487
Amortization of net prior service credit, net of taxes of $(282), $(243), and $(96)						(396)
Other comprehensive income attributable to AT&T						34
Net income attributable to noncontrolling interest	315						315	315
Distributions							(278)
Acquisition of interests held by noncontrolling owners			(5)				(162)
Translation adjustments attributable to noncontrolling interest, net of taxes							3
Total Comprehensive Income, net of tax:
Net Income attributable to AT&T	19,864			19,864				19,864
Other comprehensive income attributable to AT&T per above								34
Comprehensive income attributable to AT&T								19,898
Net Income Loss Attributable To Noncontrolling Interest	315						315	315
Other comprehensive income (loss) attributable to noncontrolling interest per above								3
Comprehensive income attributable to noncontrolling interest								318
Total Comprehensive Income								20,216
Balance at end of year at Dec. 31, 2010	111,950	6,495	91,731	31,792	(21,083)	2,712	303
Balance at end of year (in shares) at Dec. 31, 2010		6,495			(584)
Issuance of shares - common stock (value)		0
Issuance of shares - common stock (in shares)		0
Issuance of treasury stock			132		333
Issuance of treasury stock (in shares)					16
Share-based payments			(118)
Share of equity method investee capital transactions			(290)
Net income attributable to AT&T ($0.66, $3.35 and $2.05 per diluted share)	3,944			3,944				3,944
Dividends to stockholders ($1.73, $1.69 and $1.65 per share)				(10,244)
Other				(39)		1
Foreign currency translation adjustments, net of taxes of $66, $146, and $70						123
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses), net of taxes of $(21), $(12) and $84						(41)
Less reclassification adjustment realized in net income, net of taxes of $(29), $7 and $23						(54)
Net unrealized gains (losses) on cash flow hedges:
Unrealized gains (losses), net of taxes of $(140), $(182) and $329						(256)
Less reclassification adjustment realized in net income, net of taxes of $8, $7, and $8						15
Defined benefit postretirement plans (see Note 11):
Net prior service credit arising from period, net of taxes of $699, $298, and $1383						1,140
Amortization of net prior service credit, net of taxes of $(282), $(243), and $(96)						(460)
Other comprehensive income attributable to AT&T						468
Net income attributable to noncontrolling interest	240						240	240
Distributions							(220)
Acquisition of interests held by noncontrolling owners			(299)				(59)
Translation adjustments attributable to noncontrolling interest, net of taxes							(1)
Total Comprehensive Income, net of tax:
Net Income attributable to AT&T	3,944			3,944				3,944
Other comprehensive income attributable to AT&T per above								468
Comprehensive income attributable to AT&T								4,412
Net Income Loss Attributable To Noncontrolling Interest	240						240	240
Other comprehensive income (loss) attributable to noncontrolling interest per above								(1)
Comprehensive income attributable to noncontrolling interest								239
Total Comprehensive Income								4,651
Balance at end of year at Dec. 31, 2011	$ 105,797	$ 6,495	$ 91,156	$ 25,453	$ (20,750)	$ 3,180	$ 263
Balance at end of year (in shares) at Dec. 31, 2011		6,495			(568)